Finance Lease Receivable (Details) - Schedule of leased office spaces - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of leased office spaces [Abstract]
Current		$ 152
Non-current
Total finance lease receivable		$ 152